FORM D

1256384

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
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PROCESSED
JUL 24 2003
THOMSON FINANCIAL

03026397

FORM D
NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Tresckow Partners Offshore, Ltd.

Filing under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Tresckow Partners Offshore, Ltd.

RECEIVED JUL 23 2003 187 PROCESSING SECTION

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
220 Montgomery Street, Suite 500, San Francisco, CA 94104	**(415) 399-5158**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
Limited Partnership engaged in seeking capital appreciation through investment.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): Cayman Islands Exempted Company
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: MONTH 0 5 YEAR 0 3 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two- letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) F N

General Instructions

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.
Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on the ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general managing partners of partnership issuers; and
   - Each general and managing partnership of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Tresckow Capital Management, LLC
Full Name (Last name first, if individual)

220 Montgomery Street, Suite 500 San Francisco CA 94104
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Michael Wenzel
Full Name (Last name first, if individual)

220 Montgomery Street, Suite 500 San Francisco CA 94104
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Jonathan Choslovsky
Full Name (Last name first, if individual)

220 Montgomery Street, Suite 500 San Francisco CA 94104
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

David Bree
Full Name (Last name first, if individual)

dms Management Ltd., Bermuda House, 2nd Floor, Doctor Roy Drive, GT, Grand Cayman, Cayman Islands
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Don Seymor
Full Name (Last name first, if individual)

dms Management Ltd. , Bermuda House, 2nd Floor Doctor Roy Drive, GT, Grand Cayman, Cayman Islands
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? *Answer also in Appendix, Column 2, if filing under ULOE.*	☒	☐

2. What is the minimum investment that will be accepted from any individual? $ 1,000,000

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any *commission or similar remuneration for solicitation of purchases in connection with sales of securities in the* offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] ☐	[AK] ☐	[AZ] ☐	[AR] ☐	[CA] ☐	[CO] ☐	[CT] ☐	[DE] ☐	[DC] ☐	[FI] ☐	[GA] ☐	[HI] ☐	[ID] ☐
[IL] ☐	[IN] ☐	[IA] ☐	[KS] ☐	[KY] ☐	[LA] ☐	[ME] ☐	[MD] ☐	[MA] ☐	[MI] ☐	[MN] ☐	[MS] ☐	[MO] ☐
[MT] ☐	[NE] ☐	[NV] ☐	[NH] ☐	[NJ] ☐	[NM] ☐	[NY] ☐	[NC] ☐	[ND] ☐	[OH] ☐	[OK] ☐	[OR] ☐	[PA] ☐
[RI] ☐	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☐	[UT] ☐	[VT] ☐	[VA] ☐	[WA] ☐	[WV] ☐	[WI] ☐	[WY] ☐	[PR] ☐

Full Name (Last name first, if individual)

N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] ☐	[AK] ☐	[AZ] ☐	[AR] ☐	[CA] ☐	[CO] ☐	[CT] ☐	[DE] ☐	[DC] ☐	[FI] ☐	[GA] ☐	[HI] ☐	[ID] ☐
[IL] ☐	[IN] ☐	[IA] ☐	[KS] ☐	[KY] ☐	[LA] ☐	[ME] ☐	[MD] ☐	[MA] ☐	[MI] ☐	[MN] ☐	[MS] ☐	[MO] ☐
[MT] ☐	[NE] ☐	[NV] ☐	[NH] ☐	[NJ] ☐	[NM] ☐	[NY] ☐	[NC] ☐	[ND] ☐	[OH] ☐	[OK] ☐	[OR] ☐	[PA] ☐
[RI] ☐	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☐	[UT] ☐	[VT] ☐	[VA] ☐	[WA] ☐	[WV] ☐	[WI] ☐	[WY] ☐	[PR] ☐

Full Name (Last name first, if individual)

N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] ☐	[AK] ☐	[AZ] ☐	[AR] ☐	[CA] ☐	[CO] ☐	[CT] ☐	[DE] ☐	[DC] ☐	[FI] ☐	[GA] ☐	[HI] ☐	[ID] ☐
[IL] ☐	[IN] ☐	[IA] ☐	[KS] ☐	[KY] ☐	[LA] ☐	[ME] ☐	[MD] ☐	[MA] ☐	[MI] ☐	[MN] ☐	[MS] ☐	[MO] ☐
[MT] ☐	[NE] ☐	[NV] ☐	[NH] ☐	[NJ] ☐	[NM] ☐	[NY] ☐	[NC] ☐	[ND] ☐	[OH] ☐	[OK] ☐	[OR] ☐	[PA] ☐
[RI] ☐	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☐	[UT] ☐	[VT] ☐	[VA] ☐	[WA] ☐	[WV] ☐	[WI] ☐	[WY] ☐	[PR] ☐

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." *If the transaction is an exchange offering, check this box* ☐ *and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.*

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$0	$0
Equity	$0	$0
☐ *Common* ☐ *Preferred*		
Convertible Securities (including warrants)	$0	$0
Partnership Interests	$100,000,000	$0
Other (Specify ______________________)	$0	$0
Total	$100,000,000	$0

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$0
Non-accredited Investors	0	$0
Total (for filing under Rule 504 only)	0	$0

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	*Type of Security*	*Dollar Amount Sold*
Rule 505	N/A	$0
Regulation A	N/A	$0
Rule 504	N/A	$0
Total	N/A	$0

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$0
Printing and Engraving Costs	☒	$2,000
Legal Fees	☒	$20,000
Accounting Fees	☒	$8,000
Engineering Fees	☐	$0
Sales Commissions (specify finders' fees separately)	☐	$0
Other Expenses (identify) **Various blue sky filing fees**	☒	$5,000
Total	☒	$35,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C- Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $99,965,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C- Question 4.b. above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees.... (See Exhibit A annexed hereto)	☒ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☒ $99,965,000
Other (specify):	☐ $	☐ $
	☐ $	☐ $
Column Totals	☐ $	☐ $
Total Payments Listed (column totals added)	☒ $99,965,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Tresckow Partners Offshore, Ltd.	[signature]	7/7/03
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Jonathan Choslovsky	Member of the Investment Manager of Issuer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any disqualification provisions of such rule? Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Tresckow Partners Offshore, Ltd.	[signature]	7/7/03
Name of Signer (Print or Type)	Title (Print or Type)	
Jonathan Choslovsky	Member of The Investment Manager of Issuer	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item1)		Type of Security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**	**Limited Partnership Interest**	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ									
AR									
CA	X		100,000,000	0	0	0	0		X
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item1)		Type of Security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	Limited Partnership Interest	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

EXHIBIT A

The Fund has entered into a management agreement (the "Management Agreement") with the Management Company to provide administrative services to the Fund. Under the Management Agreement, the Management Company will receive an annual incentive fee (the "Incentive Fee") at the close of each fiscal year in respect of each Share of each Series equal to 20% of the Fund's net profits (including net unrealized gains and losses and net of the Management Fee), if any, during such fiscal year allocable to such Share, subject to a loss carryforward or high water mark provision. The loss carryforward or high water mark provision prevents the Management Company from receiving an Incentive Fee as to profits that simply restore previous losses and is intended to ensure that each Incentive Fee is based on the long-term performance of an investment in the Fund. The Incentive Fee will also be paid to the Management Company upon any redemption of Shares by a Shareholder, whether voluntary or involuntary.

The Management Company's Incentive Fee related to each Series of Shares is subject to what is commonly known as a "high water mark" procedure. That is, if the Fund has a net loss in any Fiscal Year, this loss will be carried forward as to each Series of Shares to future Fiscal Years (such amount is referred to as a "Loss Carryforward"). Whenever there is a Loss Carryforward for a Series of Shares with respect to a Fiscal Year, the Management Company will not receive an Incentive Fee with respect to such Series for future Fiscal Years (or upon the redemption of Class S Shares occurring during such future Fiscal Years with respect to any Special Investment in which such Share participates) until the Loss Carryforward amount for such Shareholder has been recovered (i.e., when the Loss Carryforward amount has been exceeded by the cumulative profits allocable to such Series for the Fiscal Years following the Loss Carryforward). Once the Loss Carryforward has been recovered, the Management Company's Incentive Fee shall be based on the excess profits (over the Loss Carryforward amount) with respect to each Series, rather than on all profits. The "high water mark" procedure prevents the Management Company from receiving an Incentive Fee as to profits that simply restore previous losses and is intended to ensure that each Incentive Fee is based on the long-term performance of an investment in the Fund. The Management Company may alter the application of the Loss Carryforward provision with respect to certain Series of Shares upon the agreement of Shareholders holding such Shares.

As set forth in the Management Agreement, prior to the commencement of each Fiscal Year, the Management Company may elect to defer payment of all or a portion of the Incentive Fee for up to a maximum of ten (10) years. The Incentive Fee will be paid in cash except to the extent that the Management Company makes an affirmative election prior to the commencement of each Fiscal Year that all or a specified portion of the Incentive Fee for that Fiscal Year be deferred. If the Management Company elects to defer payment of the Incentive Fee, any such deferred amounts payable to the Management Company shall be treated as liabilities of the Fund in an unfunded book entry account, and the amounts eventually payable at the end of such deferral periods shall be determined (i.e., increased or decreased) as if such deferred amounts had been invested in Shares for the deferral period. The deferred Incentive Fee and amounts of net profits (without charge for Management Fees or the Incentive Fees), if any, allocated to such deferred Incentive Fee shall be paid promptly in cash upon the earlier to occur of the following (i) the liquidation of the Fund; or (ii) the end of the applicable deferral period. The termination of the Management Agreement shall not by itself cause the deferred amounts to become payable, but shall become an outstanding debt due on demand by the Management Company.

The Fund has entered into an investment management agreement (the "Investment Management Agreement") with the Investment Manager to manage the Fund's portfolio investments. Under the Investment Management Agreement, the Fund will pay the Investment Manager a fixed fee (the "Management Fee"), payable quarterly and in advance with respect to each Series of Shares, equal to 0.375% of the aggregate net asset value per Share of the outstanding Shares of such Series at the beginning of each quarter (approximately 1.5% annually). The Investment Manager may, in its sole and absolute discretion, waive or reduce the Management Fee charged to any Class or Series of Shares.

The Fund shall pay or reimburse the Investment Manager and the Management Company for (A) all expenses incurred in connection with the ongoing Offering of Shares, including but not limited to marketing expenses, printing of the Memorandum and exhibits, documentation of performance and the issue of Shares, (B) all operating expenses of the Fund such as Management Fees, tax preparation fees, governmental fees and taxes, administrator fees, communications with Shareholders, and ongoing legal, accounting, auditing, bookkeeping, consulting and other professional fees and expenses, (C) all Fund trading and investment related costs and expenses (e.g. brokerage commissions, margin interest, expenses related to short sales, custodial fees and clearing and settlement charges), and (D) all fees to protect or preserve any investment held by the Fund, as determined in good faith by the Investment Manager, and all fees and other expenses incurred in connection with the investigation, prosecution or defense of any claims by or against the Fund. The Investment Manager, in its sole discretion, may from time to time pay for any of the foregoing Fund organizational or

operating expenses or waive its right to reimbursement for any such expenses, as well as terminate any such voluntary payment or waiver of reimbursement.

The Investment Manager and the Management Company, in their sole discretion, may from time to time pay for any of the foregoing Fund expenses or waive their right to reimbursement for any such expenses as well as terminate any such voluntary payment or waiver of reimbursement. As an exception to U.S. generally accepted accounting principles, the Fund intends to amortize organizational expenses over a period of 60 months from the date the Fund commences operations because it believes such treatment is more equitable than expensing the entire amount of the Fund's organizational expenses in the Fund's first year of operation, as required by U.S. generally accepted accounting principles.

The Investment Manager and the Management Company will pay their own general operating, administrative and overhead type expenses which are part of their day-to-day administration of the Fund. However, the Investment Manager may use "soft dollar" commissions or a rebate by brokerage firms of commissions generated by Fund securities transactions executed through those firms, to pay for some or all of the products and services that the Investment Manager might otherwise have to bear or that otherwise provide benefits to the Investment Manager, the Management Company and their affiliates.